Share capital	12 Months Ended
Dec. 31, 2017
Share capital
Share capital

25 Share capital

			Number of shares
Allotted, called up and fully paid	2017 £m	2016 £m	2017 000s	2016 000s
Ordinary shares of £1	11,965	11,823	11,964,565	11,823,163
Non-cumulative preference shares of US$0.01(1)	—	—	26,459	72,430
Non-cumulative convertible preference shares of US$0.01	—	—	—	65
Non-cumulative preference shares of €0.01	—	—	2,044	2,044
Non-cumulative convertible preference shares of £0.01	—	—	—	15
Non-cumulative preference shares of £1	—	—	54	54
Cumulative preference shares of £1	1	1	900	900

Note:

(1)	46 million shares with a total nominal value of £0.3 million were redeemed in September and December 2017. (2016 – 61.4 million shares with a total nominal value of £0.3 million were redeemed).

Movement in allotted, called up and fully paid ordinary shares	£m	Number of shares - 000s
At 1 January 2016	11,625	11,624,564
Shares issued	198	198,599

At 1 January 2017	11,823	11,823,163
Shares issued	142	141,402

At 31 December 2017	11,965	11,964,565

Ordinary shares

There is no authorised share capital under the company’s constitution. At 31 December 2017, the directors had authority granted at the 2017 Annual General Meeting to issue up to £1,184 million nominal of ordinary shares other than by pre-emption to existing shareholders.

During 2017, the company allotted and issued the following new ordinary shares of £1 each:

Month	Number of shares	Subscription price per share	Gross proceeds
April	33.4m	239.688p	£80 million
June	29.0m	259.046p	£75 million
September	56.6m	256.027p	£145 million

In addition, the company issued 22 million ordinary shares of £1 each in connection with employee share plans. In October 2015, the company allotted and issued 5.1 billion new ordinary shares of £1 each to HM Treasury on conversion of 51 billion B shares.

The company did not pay an ordinary dividend in 2017 or 2016.

B shares and dividend access share

From December 2009, HM Treasury owned 51 billion B shares with a nominal value of £0.01 each and a dividend access share (DAS) with a nominal value of £0.01.

The B shares carried no voting rights at general meetings of ordinary shareholders and were convertible at any time at HM Treasury’s option into ordinary shares at the rate of ten B shares for each ordinary share. In October 2015, all of the B shares were converted into ordinary shares of £1 each.

In March 2016, a final payment of £1,193 million was made to HM Treasury to retire the DAS. The terms for the removal of the DAS were provided by the ‘DAS Retirement Agreement’ between RBS and HM Treasury. In line with the terms of the DAS Retirement Agreement, upon the final payment, the DAS lost its preferential rights and become a single B share, which was subsequently cancelled.

Preference shares

Under IFRS certain of RBS’s preference shares are classified as debt and are included in subordinated liabilities on the balance sheet.

Other securities

Certain of RBS’s subordinated securities in the legal form of debt are classified as equity under IFRS.

These securities entitle the holders to interest which may be deferred at the sole discretion of the company. Repayment of the securities is at the sole discretion of the company on giving between 30 and 60 days notice.

Non-cumulative preference shares

Non-cumulative preference shares entitle the holders thereof (subject to the terms of issue) to receive periodic non-cumulative cash dividends at specified fixed rates for each Series payable out of distributable profits of the company.

The non-cumulative preference shares are redeemable at the option of the company, in whole or in part from time to time at the rates detailed in the table below plus dividends otherwise payable for the then current dividend period accrued to the date of redemption.

In December 2017, the company redeemed in whole the Series F, H, L and 1 non-cumulative preference shares of US$0.01 and Series 1 non-cumulative convertible preference shares of £0.01. In September 2016, the company redeemed in whole the Series R and T, non-cumulative preference shares of US$0.01.

In the context of macro-prudential policy discussions, the Board decided to partially neutralise any impact on CET1 capital of coupon and dividend payments from 2013 onwards. £300 million of new equity was issued during the course of 2017 and the Board has decided a further £300 million of new equity will be issued during the course of 2018 to again partially neutralise the CET1 impact of coupon and dividend payments.

	Number of shares		Redemption	Redemption
Class of preference share	in issue	Interest rate	date on or after	price per share	Debt/equity (1)
Non-cumulative preference shares of US$0.01
Series S	26.4 million	6.60%	30 June 2012	US$25	Equity
Series U	10,130	floating	29 September 2017	US$100,000	Equity

Non-cumulative preference shares of €0.01
Series 1	1.25 million	5.50%	31 December 2009	€ 1,000	Equity
Series 2	784,989	5.25%	30 June 2010	€ 1,000	Equity
Series 3	9,429	3 month LIBOR + 2.33%	29 September 2017	€ 50,000	Equity

Non-cumulative preference shares of £1
Series 1	54,442	3 month LIBOR + 2.33%	5 October 2012	£1,000	Equity

Note:

(1)

Those preference shares where RBS has an obligation to pay dividends are classified as debt; those where distributions are discretionary are classified as equity. The conversion rights attaching to the convertible preference shares may result in RBS delivering a variable number of equity shares to preference shareholders; these convertible preference shares are treated as debt.

In the event that the non-cumulative convertible preference shares are not redeemed on or before the redemption date, the holder may convert them into ordinary shares in the company at the prevailing market price.

Under existing arrangements, no redemption or purchase of any non-cumulative preference shares may be made by the company without the prior consent of the Prudential Regulation Authority.

On a winding-up or liquidation of the company, the holders of the non-cumulative preference shares are entitled to receive, out of any surplus assets available for distribution to the company’s shareholders (after payment of arrears of dividends on the cumulative preference shares up to the date of repayment) pari passu with the cumulative preference shares and all other shares of the company ranking pari passu with the non-cumulative preference shares as regards participation in the surplus assets of the company, a liquidation distribution per share equal to the applicable redemption price detailed in the table above, together with an amount equal to dividends for the then current dividend period accrued to the date of payment, before any distribution or payment may be made to holders of the ordinary shares as regards participation in the surplus assets of the company.

Except as described above, the holders of the non-cumulative preference shares have no right to participate in the surplus assets of the company.

Holders of the non-cumulative preference shares are not entitled to receive notice of or attend general meetings of the company except if any resolution is proposed for adoption by the shareholders of the company to vary or abrogate any of the rights attaching to the non-cumulative preference shares or proposing the winding-up or liquidation of the company. In any such case, they are entitled to receive notice of and to attend the general meeting of shareholders at which such resolution is to be proposed and are entitled to speak and vote on such resolution (but not on any other resolution). In addition, in the event that, prior to any general meeting of shareholders, the company has failed to pay in full the three most recent quarterly dividend payments due on the non-cumulative dollar preference shares (other than Series U), the two most recent semi-annual dividend payments due on the non-cumulative convertible dollar preference shares and the most recent dividend payments due on the non-cumulative euro preference shares, the non-cumulative sterling preference shares, the Series U non-cumulative dollar preference shares and the non-cumulative convertible sterling preference shares, the holders shall be entitled to receive notice of, attend, speak and vote at such meeting on all matters together with the holders of the ordinary shares. In these circumstances only, the rights of the holders of the non-cumulative preference shares so to vote shall continue until the company shall have resumed the payment in full of the dividends in arrears.